Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The changes in the components of redeemable NCI during the year ended December 31, 2017, 2016, and 2015, were:

(millions)	December 31, 2017	December 31, 2016	December 31, 2015
Balance, Beginning of period	$483.7	$464.9	$0
Fair value at date of acquisition	0	0	411.5
Net income attributable to NCI	5.9	26.2	32.9
Other comprehensive income (loss) attributable to NCI	2.3	(3.2)	(1.1)
Exercise of employee stock options	3.4	0	0
Purchase of shares from NCI	0	0	(12.6)
Change in redemption value of NCI	8.4	(4.2)	34.2
Balance, End of period	$503.7	$483.7	$464.9